Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments
(a)	Fair value of financial instruments

		2012
	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$22,937	$25,476	$—	$—	$25,476
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	12,695	12,695	—	12,695	—
Cross-currency swap designated as a foreign exchange hedge	408	408	—	408	—
Commodity contracts for regulatory operations	147	147	—	147	—

Total derivative financial instruments	13,250	13,250		13,250

Total financial assets	$36,187	$38,726	$—	$13,250	$25,476

Long-term liabilities	$770,826	$785,473	$—	$785,473	$—
Convertible debentures	960	1,319	1,319	—	—
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	9,012	9,012	—	9,012	—
Cross-currency swap designated as a foreign exchange hedge	2,078	2,078	—	2,078	—
Interest rate swaps not designated as a hedge	4,778	4,778	—	4,778	—
Energy derivative contracts	287	287	—	287	—
Commodity contracts for regulated operations	1,661	1,661	—	1,661	—

Total derivative financial instruments	17,816	17,816	—	17,816

Total financial liabilities	$789,602	$804,608	$1,319	$803,289	$—

		2011
	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$24,534	$24,534	$—	$—	$24,534

Total financial assets	$24,534	$24,534	$—	$—	$24,534

Long-term liabilities	$332,716	$338,264	$—	$338,264	$—
Convertible debentures	122,297	162,195	162,195	—	—
Derivative financial instruments:
Interest rate swaps not designated as a hedge	6,975	6,975	—	6,975	—
Energy derivative contracts	1,169	1,169	—	1,169	—

Total derivative financial instruments	8,144	8,144	—	8,144	—

Total financial liabilities	$463,157	$508,603	$162,195	$346,408	$—

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2012
Financial contracts: Gas swaps	3,353,420
Gas options	787,960

4,141,380

Impact of Change in Fair Value of Natural Gas Derivative Contracts

The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the accompanying balance sheets:

	2012	2011
Regulatory assets:
Gas swap contracts	$1,555	$—
Gas option contracts	$106	$—

Regulatory liabilities:
Gas swap contracts	$90	$—
Gas option contracts	$57	$—

Long-Term Energy Derivative Contracts

APCo reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk and at one of its hydro facilities no longer subject to a power purchase agreement by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
196,231	May 2012 – December 2016	U.S.$	66.57	AESO
1,144,045	January 2013 – December 2022	U.S.$	42.81	PJM Western HUB
4,885,898	January 2013 – December 2022	U.S.$	30.25	NI HUB
4,995,968	January 2013 – December 2027	U.S.$	36.46	ERCORT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations

The effects on the Consolidated Statement of Operations of derivative financial instruments designated as cash flow hedge consist of the following:

	2012	2011
Gain on derivative instruments (ineffective portion)	$105	$—

The following table summarizes changes in other comprehensive income attributable to derivative financial instruments designated as a hedge:

	2012	2011
Effective portion of cash flow hedge, gain	$5,214	$—
Gain (loss) realized on cash flow hedge	(49)	—

	$5,165	$—
Less noncontrolling interest	(1,572)	$—

Change in fair value of cash flow hedge in other comprehensive income	$3,593	$—

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the statement of operations of derivative financial instruments not designated as hedges consist of the following:

	2012	2011
Change in unrealized loss/(gain) on derivative financial instruments:
Foreign exchange contracts	$—	$(45)
Interest rate swaps	(2,197)	1,536
Energy derivative contracts	(825)	833

Total change in unrealized loss/(gain) on derivative financial instruments	$(3,022)	$2,324

Realized loss/(gain) on derivative financial instruments:
Foreign exchange contracts	$(187)	$691
Interest rate swaps	2,094	2,138
Energy derivative contracts	987	691

Total realized loss on derivative financial instruments	$2,894	$3,520

Loss/(gain) on derivative financial instruments accounted for as hedges	$(128)	$5,844

Ineffective portion of derivatives financial instruments accounted for as hedges	$(105)	—

Loss/(gain) on derivative financial instruments	$(233)	$5,844

Maximum Credit Risk Exposure for Financial Instruments

As at December 31, 2012 the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2012
	Canadian $	US $
Cash and cash equivalents and restricted cash	$20,452	$39,936
Other current assets	833	—
Accounts receivable	14,904	79,680
Allowance for Doubtful Accounts	—	(4,382)
Notes Receivable	20,747	2,201

	$56,936	$117,435

Liabilities Maturity Profile

The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long term debt obligations	$1,768	$58,490	$14,853	$695,715	$770,826
Advances in aid of construction	591	—	—	71,626	72,217
Interest on long term debt	41,090	80,415	71,576	136,671	329,752
Accounts payable and due to related parties	36,094	—	—	—	36,094
Environmental obligation	2,433	32,152	15,232	10,045	59,862
Accrued liabilities	99,468	—	—	—	99,468
Derivative financial instruments:
Cross- currency swap	—	—	—	2,077	2,077
Interest rate swaps	1,968	2,810	—	—	4,778
Energy derivative and commodity contracts	245	1,703	384	8,629	10,961
Capital lease payments	134	136	—	—	270
Other obligations	4,217	3,100	380	15,972	23,669

Total obligations	$188,008	$178,806	$102,425	$940,735	$1,409,974